Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable Activity	The table below details the convertible notes payable activity during the year ended December 31, 2021 (there was no activity during 2022, as all convertible notes payable balances were zero as of December 31, 2021):
		Maturity
		Date	01/01/21	Impact	Conversions	Common	12/31/21
	Effective	(as amended,	Principal	of	to Common	Shares	Principal
	Date	if applicable)	Balance	Extinguishment	Stock	Issued	Balance
Dominion	06/12/20	02/11/21	$833,334	$-	$(833,334)	16,920	$-
Kingsbrook	06/12/20	02/11/21	101,000	-	(101,000)	1,689	-
Alpha Capital	06/12/20	02/11/21	616,111	(316,111)	(300,000)	4,748	-
Bridge Note	12/27/19	08/28/21	365,750	-	(365,750)	7,915	-
Total			$1,916,195	$(316,111)	$(1,600,084)	31,272	$-

Schedule of Convertible Notes Payable Related Parties	The following table details the convertible notes payable – related party activities during the years ended December 31, 2021 (there was no activity during 2022, as the balance was zero as of December 31, 2021):
	For the Year Ended December 31, 2021
	Effective Date	Maturity Date (as amended, if applicable)	01/01/21 Principal Balance	Debt Issued	Unpaid Interest Capitalized to Principal	Settlement Debt	Conversions to Common Stock	12/31/21 Principal Balance
180 LP Convertible Note	09/24/13	09/25/15	160,000	-	-	-	(160,000)	-
180 LP Convertible Note	06/16/14	06/16/17	10,000	-	-	(10,000)	-	-
180 LP Convertible Note	07/08/14	07/08/17	100,000	-	-	-	(100,000)	-
Total			$270,000	$-	$-	$(10,000)	$(260,000)	$-

Schedule of Convertible Promissory Notes	Dominion Convertible Promissory Notes
	Dominion
	Principal	Debt Discount	Net
Balance at January 1, 2021	$833,334	$-	$833,334
Impact of conversion	(833,334)	-	(833,334)
Balance at December 31, 2021	$-	$-	$-
	Kingsbrook
	Principal	Debt Discount	Net
Balance at January 1, 2021	$101,000	$-	$101,000
Impact of conversion	(101,000)	-	(101,000)
Balance at December 31, 2021	$-	$-	$-

	Alpha
	Principal	Debt Discount	Net
Balance at January 1, 2021	$616,111	$-	$616,111
Impact of extinguishment	(316,111)	-	(316,111)
Impact of conversion	(300,000)	-	(300,000)
Balance at December 31, 2021	$-	$-	$-

Schedule of Secured Convertible Promissory Notes	The holders of the Secured Convertible Promissory Notes elected to convert principal and interest into shares of the Company’s common stock during 2021 as follows:
							Loss on
						Fair Value	Extinguishment
	Principal		Derivative	Total	Common	of	of
	Balance	Interest	Liabilities	Amount	Shares	Shares	Convertible
	Converted	Converted	Converted	Converted	Issued	Issued	Notes
Dominion Convertible Promissory Note	$833,333	$83,333	$133,033	$1,049,700	16,920	$1,255,037	$(205,337)
Kingsbrook Convertible Promissory Note	101,000	10,100	136,800	247,900	1,689	174,253	73,647
Alpha Capital Convertible Promissory Note	300,000	12,417	321,370	633,787	4,748	511,834	121,953
Total	$1,234,333	$105,850	$591,203	$1,931,387	23,357	$1,941,124	$(9,737)